FINANCIAL RISK MANAGEMENT - Financial instruments (Details) - AUD ($)	Jun. 30, 2018	Jun. 30, 2017
FINANCIAL RISK MANAGEMENT
Financial assets	$ 5,791,923	$ 11,417,903
Financial liabilities	945,130	898,103
Trade and other payables
FINANCIAL RISK MANAGEMENT
Financial liabilities	945,130	898,103
Cash at bank / on hand
FINANCIAL RISK MANAGEMENT
Financial assets	5,487,035	10,988,255
Trade and other receivables
FINANCIAL RISK MANAGEMENT
Financial assets	301,383	426,272
Performance bond and deposits
FINANCIAL RISK MANAGEMENT
Financial assets	$ 3,505	$ 3,376